Financial risk management and financial instruments, Fair Value Measurement and Derivative Financial Instruments (Details) $ in Millions	12 Months Ended		54 Months Ended
	Oct. 31, 2021 USD ($) Swap	Oct. 31, 2020 USD ($)	Oct. 31, 2021 USD ($)
Derivative Financial Instruments [Abstract]
Borrowings	$ 4,548.4	$ 4,640.3	$ 4,548.4
Fair value of financial liability	4,598.4	4,535.1	4,598.4
Derivative financial instruments relating to hedging transactions [Abstract]
Fair value of Derivative liability	0.0	(77.9)	0.0
Senior Secured Term Loan B by Seattle SpinCo. Inc [Member]
Derivative Financial Instruments [Abstract]
Borrowings	2,427.9		2,427.9
Interest Rate Risk [Member]
Derivative Financial Instruments [Abstract]
Borrowings	2,250.0		2,250.0
Derivative financial instruments relating to hedging transactions [Abstract]
Fair value of Derivative liability	(35.7)	(77.9)	(35.7)
Notional amount	$ 2,250.0	$ 2,250.0	$ 2,250.0
Maturity date	Sep. 30, 2022	Sep. 30, 2022
Change in fair value of outstanding hedging instruments (OCI hedging reserve excluding deferred tax) (note 27)	$ 42.2	$ (41.3)
Change in value of hedging instruments (as above adjusted for impact of credit risk)	$ 41.9	$ (39.9)
Hedging ratio	1	1
Number of interest rate swaps | Swap	4
Base interest rate percentage	1.949%		1.949%
Net interest paid for swap	$ 41.3		$ 58.5
Interest Rate Risk [Member] | Senior Secured Term Loan B by Seattle SpinCo. Inc [Member]
Derivative Financial Instruments [Abstract]
Borrowings	$ 2,250.0		$ 2,250.0
Derivative financial instruments relating to hedging transactions [Abstract]
Floor rate	0.00%		0.00%
Current margin on interest rate	2.75%		2.75%
Interest rate percentage	4.699%		4.699%